Brown Advisory Mortgage Securities Fund
Schedule of Investments
September 30, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 97.0%
2,080,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY (1 Month LIBOR USD + 0.85%)^	1.00%	09/15/2034	2,026,377
2,000,000	BBCMS Mortgage Trust, Series 2018-TALL A (1 Month LIBOR USD + 0.72%)^	0.87%	03/15/2037	1,926,796
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	953,370
48,388	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	50,661
90,109	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	102,830
216,222	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	238,579
60,331	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	67,522
214,444	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	233,511
47,312	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	2.90%	05/01/2033	47,508
89,831	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	103,841
255,118	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	281,486
924,359	FHLMC PC, Pool# C9-1826	3.00%	05/01/2035	971,068
48,325	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	3.21%	05/01/2035	50,991
165,656	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	182,571
67,151	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	77,266
1,099,018	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,188,224
400,502	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	429,435
28,076	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	3.75%	03/01/2036	29,860
25,273	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	2.73%	10/01/2036	26,665
253,275	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	288,475
100,778	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	111,464
122,186	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	3.54%	02/01/2037	122,948
197,539	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	218,586
46,260	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	51,104
70,698	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	77,636
93,882	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	103,062
172,818	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	190,974
55,992	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	2.86%	06/01/2037	59,476
167,358	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	183,668
94,721	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	103,911
54,418	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	60,127
224,530	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	246,362
72,415	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	79,502
51,519	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	3.65%	10/01/2037	51,948
261,865	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	291,147
1,624,347	FHLMC PC, Pool# G3-1063	3.50%	11/01/2037	1,724,795
83,443	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	91,537
143,607	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	158,821
346,051	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	385,227
192,181	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	229,186
227,693	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	271,533
110,379	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	121,135
118,863	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	136,955
600,250	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	694,423
465,789	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	501,397
5,378,228	FHLMC PC, Pool# ZA-5113	4.00%	12/01/2047	5,868,172
483,347	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	542,529
973,021	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	14,313
1,134,284	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	21,519
29,722	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	32,009
143,511	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	159,520
1,468,683	FHLMC REMIC, Series 2907 VZ	4.50%	05/15/2034	1,621,325
321,411	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	372,040
531,951	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	623,396
234,684	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	275,589
990,671	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	30,797
250,269	FHLMC REMIC, Series 4675 CA	3.50%	02/15/2042	253,630
842,688	FHLMC REMIC, Series 4784 NB	4.00%	05/15/2042	844,002
297,199	FHLMC REMIC, Series 4775 DA	4.00%	07/15/2042	299,847
253,988	FHLMC REMIC, Series 4693 NA	3.50%	08/15/2042	257,685
951,097	FHLMC REMIC, Series 4773 EA	4.00%	10/15/2042	963,510
2,717,475	FHLMC REMIC, Series 4773 KA	4.00%	10/15/2042	2,752,945
3,779,736	FHLMC REMIC, Series 4711 NA	3.50%	11/15/2042	3,816,791
4,052,631	FHLMC REMIC, Series 4665 KA	4.00%	12/15/2042	4,128,493
2,193,597	FHLMC REMIC, Series 4740 KB	3.50%	02/15/2043	2,223,613
280,708	FHLMC REMIC, Series 4703 KA	3.50%	02/15/2043	285,631
124,071	FHLMC REMIC, Series 4808 EA	4.50%	02/15/2043	124,589
1,434,433	FHLMC REMIC, Series 4663 JA	3.50%	03/15/2043	1,461,951
4,557,290	FHLMC REMIC, Series 4747 DA	3.50%	04/15/2043	4,614,390
791,254	FHLMC REMIC, Series 4870 LA	4.00%	04/15/2043	797,978
159,583	FHLMC REMIC, Series 4845 DA	4.00%	05/15/2043	160,719
212,002	FHLMC REMIC, Series 4848 EA	4.50%	08/15/2043	213,184
3,075,000	FHLMC REMIC, Series 4801 LT	4.00%	12/15/2043	3,118,976
120,160	FHLMC REMIC, Series 4830 WA	4.00%	04/15/2044	120,952
230,576	FHLMC REMIC, Series 4848 WA	4.00%	07/15/2044	232,010
1,382,832	FHLMC REMIC, Series 4840 BH	5.00%	07/15/2044	1,402,589
3,330,483	FHLMC REMIC, Series 4800 CA	4.50%	09/15/2044	3,393,796
270,064	FHLMC REMIC, Series 4830 DA	4.50%	11/15/2044	273,368
1,440,325	FHLMC REMIC, Series 4829 JA	4.50%	12/15/2044	1,457,945
194,458	FHLMC REMIC, Series 4828 NA	4.50%	12/15/2044	197,016
592,952	FHLMC REMIC, Series 4844 HJ	4.00%	02/15/2045	600,027
1,128,453	FHLMC REMIC, Series 4827 GB	4.00%	03/15/2045	1,144,196
335,297	FHLMC REMIC, Series 4842 EA	4.50%	03/15/2045	340,364
837,534	FHLMC REMIC, Series 4818 PA	4.00%	06/15/2045	860,896
950,791	FHLMC REMIC, Series 4891 PA	3.50%	07/15/2048	997,289
1,562,772	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	1,562,340
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	1,005,744
77,499	FHLMC WLST, Series 2017-SC02 2A1	3.50%	05/25/2047	77,958
2,923,501	FHMS, Series K-017 X1#~	1.43%	12/25/2021	29,450
13,122,343	FHMS, Series K-019 X1#~	1.73%	03/25/2022	248,371
15,970,281	FHMS, Series K-021 X1#~	1.54%	06/25/2022	293,342
24,251,538	FHMS, Series K-025 X1#~	0.93%	10/25/2022	326,882
12,887,804	FHMS, Series K-035 X1#~	0.50%	08/25/2023	117,427
73,581,382	FHMS, Series K-C02 X1#~	0.50%	03/25/2024	865,817
20,427,605	FHMS, Series K-038 X1#~	1.28%	03/25/2024	669,858
40,145,484	FHMS, Series K-040 X1#~	0.85%	09/25/2024	977,302
17,872,507	FHMS, Series K-C03 X1#~	0.63%	11/25/2024	314,696
134,257,793	FHMS, Series K-047 X1#~	0.26%	05/25/2025	848,912
13,758,725	FHMS, Series Q-013 XPT1~	1.66%	05/25/2025	446,443
277,991	FHMS, Series K-W01 A1	3.33%	05/25/2025	294,036
36,948,000	FHMS, Series K-C06 X1#~	1.03%	06/25/2025	1,319,661
14,630,886	FHMS, Series K-053 X1#~	1.02%	12/25/2025	600,655
41,773,749	FHMS, Series K-734 X1#~	0.79%	02/25/2026	1,261,878
9,385,909	FHMS, Series K-055 X1#~	1.50%	03/25/2026	604,502
33,050,931	FHMS, Series K-735 X1#~	1.10%	05/25/2026	1,589,472
26,041,803	FHMS, Series K-736 X1#~	1.44%	07/25/2026	1,652,105
6,016,457	FHMS, Series K-058 X1#~	1.05%	08/25/2026	289,497
6,462,325	FHMS, Series K-059 X1#~	0.43%	09/25/2026	107,288
26,765,225	FHMS, Series K-737 X1#~	0.75%	10/25/2026	905,572
24,927,754	FHMS, Series K-C04 X1#~	1.41%	12/25/2026	1,381,394
55,110,411	FHMS, Series K-063 X1#~	0.42%	01/25/2027	912,441
6,092,067	FHMS, Series K-738 X1#~	1.63%	01/25/2027	505,904
22,316,588	FHMS, Series K-064 X1#~	0.74%	03/25/2027	784,729
6,050,000	FHMS, Series K-738 XAM#~	1.48%	03/25/2027	491,546
8,239,370	FHMS, Series Q-013 XPT2~	1.81%	05/25/2027	374,570
5,702,852	FHMS, Series K-W03 X1#~	0.98%	06/25/2027	239,844
23,000,732	FHMS, Series K-C05 X1#~	1.34%	07/25/2027	1,357,788
12,546,952	FHMS, Series K-068 X1#~	0.56%	08/25/2027	342,485
30,339,091	FHMS, Series K-069 X1#~	0.49%	09/25/2027	725,823
52,577,255	FHMS, Series K-070 X1#~	0.46%	11/25/2027	1,173,272
31,662,415	FHMS, Series K-072 X1#~	0.49%	12/25/2027	768,415
5,995,831	FHMS, Series Q-006 APT1#	2.67%	04/25/2028	6,140,665
1,813,564	FHMS, Series Q-006 APT2#	2.55%	10/25/2028	1,845,540
24,917,138	FHMS, Series K-087 X1#~	0.51%	12/25/2028	706,503
18,182,460	FHMS, Series K-091 X1#~	0.70%	03/25/2029	792,532
12,663,078	FHMS, Series K-092 X1#~	0.85%	04/25/2029	690,191
9,997,520	FHMS, Series K-G01 X1#~	1.11%	04/25/2029	621,160
6,285,919	FHMS, Series K-093 X1#~	1.09%	05/25/2029	448,245
10,989,366	FHMS, Series K-094 X1#~	1.02%	06/25/2029	740,761
6,250,000	FHMS, Series K-G02 X1#~	1.14%	08/25/2029	469,808
14,492,481	FHMS, Series K-103 X1#~	0.76%	11/25/2029	755,877
7,449,843	FHMS, Series K-108 XAM#~	1.78%	03/25/2030	1,052,909
4,800,000	FHMS, Series K-110 XAM#~	1.87%	04/25/2030	767,360
5,030,000	FHMS, Series K-109 XAM#~	1.92%	04/25/2030	770,894
3,410,000	FHMS, Series K-112 XAM#~	1.77%	05/25/2030	500,661
4,803,897	FHMS, Series K-111 XAM#~	1.91%	05/25/2030	743,287
6,238,500	FHMS, Series K-114 XAM#~	1.44%	06/25/2030	734,192
8,345,000	FHMS, Series K-G03 X1#~	1.48%	06/25/2030	917,807
9,000,000	FHMS, Series K-113 XAM#~	1.69%	06/25/2030	1,251,906
9,275,345	FHMS, Series K-115 XAM#~	1.55%	07/25/2030	1,251,755
7,250,000	FHMS, Series K-116 XAM#~	1.60%	08/25/2030	1,034,866
1,707,796	FHMS, Series Q-004 A2H#	2.99%	01/25/2046	1,707,908
799,420	FHMS, Series Q-010 APT1#	2.94%	04/25/2046	803,583
2,330,763	FHMS, Series Q-004 A4H#	2.79%	08/25/2046	2,366,948
4,152,809	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	4,288,244
3,746,625	FHMS, Series Q-007 APT2#	3.30%	10/25/2047	4,037,968
2,170,000	FHMS, Series K-112 X3#~	3.10%	07/25/2048	503,156
1,000,000	FHMS, Series Q-013 APT1#	1.16%	05/25/2050	1,147,071
1,563,016	FHS, Series 366 IO~	4.00%	08/15/2049	301,526
23,000	FNMA, Pool# 922791	6.50%	12/01/2021	23,180
402,050	FNMA, Pool# BL0273	4.36%	10/01/2023	432,112
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	1,105,946
1,204,222	FNMA, Pool# 109465	3.58%	08/01/2025	1,318,482
37,380	FNMA, Pool# 336422 (H15T3Y + 2.30%)	4.65%	10/01/2025	37,672
118,050	FNMA, Pool# 344903	5.50%	10/01/2025	130,951
1,000,000	FNMA, Pool# AN0287	2.95%	11/01/2025	1,101,805
466,011	FNMA, Pool# BL1166	3.62%	01/01/2026	522,353
446,594	FNMA, Pool# BL1165	3.62%	01/01/2026	500,588
76,457	FNMA, Pool# 356232	6.50%	01/01/2026	85,587
35,999	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	3.90%	05/01/2026	35,960
1,500,000	FNMA, Pool# BL0723	3.84%	09/01/2026	1,740,471
56,949	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	4.26%	01/01/2027	57,247
18,533	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	3.63%	04/01/2027	18,712
38,804	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	2.89%	11/01/2027	38,949
841,498	FNMA, Pool# 257203	5.00%	05/01/2028	928,003
830,875	FNMA, Pool# 958720	5.65%	10/01/2028	943,992
742,797	FNMA, Pool# 957502	3.98%	07/01/2029	821,084
43,154	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	3.85%	11/01/2029	43,245
38,598	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	4.02%	09/01/2030	38,681
51,115	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	3.96%	02/01/2031	51,214
148,538	FNMA, Pool# AL0898	5.00%	02/01/2031	167,030
38,776	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	2.49%	07/01/2031	38,981
2,200,611	FNMA, Pool# AI4717	4.50%	07/01/2031	2,431,585
41,475	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	3.75%	08/01/2031	41,545
37,436	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	2.79%	09/01/2031	37,575
10,156	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	3.77%	03/01/2032	10,176
9,530	FNMA, Pool# 628837	6.50%	03/01/2032	10,963
29,742	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	3.77%	04/01/2032	29,796
40,558	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	2.55%	09/01/2032	40,626
40,771	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	2.27%	11/01/2032	41,054
29,885	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	3.01%	03/01/2033	29,840
16,773	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.03%)	1.90%	07/01/2033	16,943
39,029	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	2.89%	11/01/2033	39,268
21,876	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	3.88%	11/01/2033	21,870
27,887	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.03%	12/01/2033	27,903
30,708	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	2.40%	02/01/2034	30,928
29,974	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	3.78%	04/01/2034	30,097
119,599	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	2.59%	07/01/2034	119,322
21,022	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	3.52%	03/01/2035	21,316
66,722	FNMA, Pool# 889829	5.00%	07/01/2035	76,754
40,781	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	2.62%	08/01/2035	41,094
55,450	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	2.33%	09/01/2035	56,421
940,113	FNMA, Pool# AL7654	3.00%	09/01/2035	989,613
55,209	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	3.77%	10/01/2035	55,245
133,312	FNMA, Pool# 842006	4.25%	10/01/2035	143,428
32,482	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	3.02%	11/01/2035	34,327
265,791	FNMA, Pool# 850232	4.25%	12/01/2035	289,225
13,508	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	3.54%	03/01/2036	13,580
30,940	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	3.77%	03/01/2036	33,035
323,443	FNMA, Pool# AB0577	4.00%	03/01/2036	354,327
42,913	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.75%)	3.63%	04/01/2036	45,365
21,211	FNMA, Pool# 745626 (1 Year CMT Rate + 2.14%)	2.78%	05/01/2036	21,356
65,055	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	2.84%	05/01/2036	65,613
11,665	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.70%)	2.70%	06/01/2036	11,748
22,144	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.84%)	2.59%	07/01/2036	22,531
301,891	FNMA, Pool# 896838	5.45%	07/01/2036	323,961
133,296	FNMA, Pool# 745818	6.50%	09/01/2036	155,641
5,798,920	FNMA, Pool# MA2804	3.00%	11/01/2036	6,073,829
4,601	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	4.11%	11/01/2036	4,610
80,298	FNMA, Pool# 902770	5.38%	11/01/2036	88,766
109,841	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	3.37%	01/01/2037	110,147
41,073	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.54%)	3.54%	04/01/2037	41,359
57,108	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	3.43%	05/01/2037	57,670
75,542	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.12%)	1.57%	08/01/2037	77,761
145,628	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	2.45%	08/01/2037	145,093
57,203	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	2.86%	09/01/2037	60,782
3,670,465	FNMA, Pool# MA3208	4.50%	10/01/2037	4,018,901
132,894	FNMA, Pool# 955233	6.50%	12/01/2037	159,810
30,232	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.18%)	3.07%	04/01/2038	30,594
6,487	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	2.72%	05/01/2038	6,520
352,471	FNMA, Pool# AD0100	7.00%	12/01/2038	425,418
96,147	FNMA, Pool# 930507	6.50%	02/01/2039	111,232
2,604,652	FNMA, Pool# AS2249	4.00%	04/01/2039	2,873,154
383,990	FNMA, Pool# AL0407	6.50%	04/01/2039	448,262
313,549	FNMA, Pool# AD0427	5.50%	10/01/2039	365,941
407,464	FNMA, Pool# AD0941	5.50%	04/01/2040	480,842
613,374	FNMA, Pool# 467095	5.90%	01/01/2041	711,439
309,647	FNMA, Pool# AH8447	5.50%	04/01/2041	344,594
956,271	FNMA, Pool# 469130	4.87%	10/01/2041	1,115,609
398,213	FNMA, Pool# BC1738	4.50%	09/01/2043	435,347
511,398	FNMA, Pool# AS1429	4.00%	12/01/2043	553,471
577,734	FNMA, Pool# AV7739	4.00%	01/01/2044	642,901
400,624	FNMA, Pool# AW6485	4.00%	06/01/2044	432,720
586,005	FNMA, Pool# AY0382	4.00%	11/01/2044	633,218
514,937	FNMA, Pool# AW9534	4.00%	03/01/2045	569,436
622,475	FNMA, Pool# AZ4154	4.00%	06/01/2045	686,177
1,689,494	FNMA, Pool# AZ7828	4.00%	08/01/2045	1,827,942
959,834	FNMA, Pool# BA3674	4.50%	10/01/2045	1,056,644
439,594	FNMA, Pool# BC6366	4.50%	02/01/2046	490,088
203,637	FNMA, Pool# BD1241	4.50%	05/01/2046	220,361
1,169,474	FNMA, Pool# BD5189	4.50%	07/01/2046	1,297,719
594,866	FNMA, Pool# BD8599	4.50%	11/01/2046	668,528
871,343	FNMA, Pool# BH7686	4.50%	12/01/2047	952,886
1,277,528	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,399,226
965,202	FNMA, Pool# AN8989	4.07%	04/01/2048	1,188,252
851,646	FNMA, Pool# BK5105	5.50%	05/01/2048	972,021
617,593	FNMA, Pool# BK8032	5.50%	06/01/2048	704,963
494,411	FNMA, Pool# BN0202	5.50%	09/01/2048	564,360
368,367	FNMA, Pool# BN4936	5.50%	12/01/2048	411,304
291,879	FNMA, Pool# BN4921	5.50%	01/01/2049	327,597
7,500,000	FNMA, 2.0%, Due TBA November	2.00%	11/15/2035	7,795,002
7,500,000	FNMA, 2.0%, Due TBA November	2.00%	11/15/2050	7,741,865
7,500,000	FNMA, 2.5%, Due TBA November	2.50%	11/15/2050	7,857,002
64	FNMA REMIC Trust, Series 1990-116 H	9.00%	10/25/2020	64
20,216	FNMA REMIC Trust, Series 1991-136 J	7.50%	10/25/2021	20,525
490,390	FNMA REMIC Trust, Series 2017-M5 FA1 (1 Month LIBOR USD + 0.67%)	0.85%	04/25/2024	493,873
84,436	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	90,523
2,000,000	FNMA REMIC Trust, Series 2017-M4 A2#	2.67%	12/25/2026	2,185,521
2,000,787	FNMA REMIC Trust, Series 2017-T1 A	2.90%	06/25/2027	2,221,582
1,589,614	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	88,117
116,487	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	7,867
2,294,258	FNMA REMIC Trust, Series 2018-M8 A1#	3.44%	06/25/2028	2,575,505
153,165	FNMA REMIC Trust, Series 2016-M10 A1	2.10%	07/25/2028	154,840
1,699,789	FNMA REMIC Trust, Series 2018-M14 A1#	3.70%	08/25/2028	1,920,343
2,848,265	FNMA REMIC Trust, Series 2019-M14 A1	2.30%	06/25/2029	3,029,418
978,513	FNMA REMIC Trust, Series 2018-78 VB	4.00%	12/25/2029	994,604
500,000	FNMA REMIC Trust, Series 2018-M13 A2#	3.82%	09/25/2030	612,999
1,302,794	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	69,123
3,324,930	FNMA REMIC Trust, Series 2014-14 LI~	3.00%	04/25/2031	68,947
25,994,738	FNMA REMIC Trust, Series 2019-M23 X3#~	0.38%	10/27/2031	740,484
199,549	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	222,855
365,341	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	412,843
483,107	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	570,431
2,763,413	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	377,691
2,781,762	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	3,251,320
1,086,378	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	1,273,950
504,893	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	583,471
25,908	FNMA REMIC Trust, Series 2012-30 DA	3.00%	08/25/2036	26,161
1,548,194	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,827,381
635,728	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	766,253
2,195,654	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	2,494,393
886,485	FNMA REMIC Trust, Series 2015-15 GA	3.00%	03/25/2041	912,021
152,176	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	0.70%	02/25/2042	153,773
1,737,823	FNMA REMIC Trust, Series 2012-27 PI~	4.50%	02/25/2042	206,463
945,296	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	81,891
1,689,036	FNMA REMIC Trust, Series 2013-M6 1AC#	3.55%	02/25/2043	1,916,419
683,148	FNMA REMIC Trust, Series 2018-21 JB	4.00%	03/25/2043	688,686
9,433	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	10,451
2,702	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	3,043
16,214	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	18,160
9,236	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	10,231
10,776	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	12,124
689,657	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	120,188
2,476,172	FNMA REMIC Trust, Series 2019-37 IM~	5.00%	07/25/2049	337,199
2,729,000	FNMA REMIC Trust, Series 2019-70 CB	3.50%	12/25/2049	2,967,178
9,349,073	FREMF Mortgage Trust, Series 2012-K17 X2A^~	0.10%	12/25/2044	6,976
21,059,960	FREMF Mortgage Trust, Series 2012-K20 X2A^~	0.20%	05/25/2045	54,577
700,000	FREMF Mortgage Trust, Series 2017-K68 B#^	3.98%	10/25/2049	786,064
1,300,000	FREMF Mortgage Trust, Series 2017-K64 B#^	4.12%	05/25/2050	1,464,852
750,000	FREMF Mortgage Trust, Series 2019-K736 B#^	3.88%	09/25/2052	829,989
10,314	GNMA, Pool# 004295M	6.00%	10/20/2023	10,439
139,405	GNMA, Pool# 783374X	5.50%	04/15/2024	147,035
223,359	GNMA, Pool# 728160X	5.25%	11/15/2024	237,957
2,699,311	GNMA, Pool# 752842X	3.95%	07/15/2025	2,745,505
296,465	GNMA, Pool# 623145X	5.50%	10/15/2028	330,608
1,240,945	GNMA, Pool# 589694X	4.50%	08/15/2029	1,377,111
39,463	GNMA, Pool# 728157X	3.75%	11/15/2029	42,079
361,391	GNMA, Pool# 770225C	4.25%	08/20/2031	392,888
453,520	GNMA, Pool# 003160M	6.00%	11/20/2031	520,890
637,874	GNMA, Pool# 003489M	6.00%	12/20/2033	737,940
339,864	GNMA, Pool# 782173M	5.50%	05/20/2035	403,267
147,788	GNMA, Pool# 784315X	6.00%	06/15/2036	164,349
367,980	GNMA, Pool# 770226C	4.75%	09/20/2036	403,772
212,400	GNMA, Pool# 004194M	5.50%	07/20/2038	252,083
94,383	GNMA, Pool# 706295C	5.10%	12/20/2038	103,160
1,025,701	GNMA, Pool# AC0521C	5.50%	05/20/2042	1,176,042
1,406,845	GNMA, Pool# BM9287C	4.00%	08/20/2049	1,547,122
7,500,000	GNMA, 2.0%, Due TBA November	2.00%	11/15/2050	7,777,148
510,523	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	28,773
731,417	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	813,198
115,001	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	133,394
614,274	GNMA REMIC Trust, Series 2012-52 WA#	6.19%	04/20/2038	723,910
1,041,882	GNMA REMIC Trust, Series 2016-012 KI~	5.00%	09/20/2038	195,778
686,242	GNMA REMIC Trust, Series 2017-083 ID~	7.00%	01/20/2039	144,308
879,967	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	994,569
1,265,717	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	136,757
791,860	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	151,737
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	688,493
1,490,856	GNMA REMIC Trust, Series 2017-083 IK~	6.00%	05/20/2040	367,379
422,058	GNMA REMIC Trust, Series 2016-112 AW#	7.10%	12/20/2040	507,314
1,959,426	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	344,313
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	853,218
1,393,547	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	245,684
1,145,371	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	175,321
725,000	GNMA REMIC Trust, Series 2012-44 B	2.95%	08/16/2043	742,953
761,468	GNMA REMIC Trust, Series 2014-06 IG~	4.50%	01/16/2044	99,468
994,890	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	1,054,101
262,009	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	276,234
1,593,593	GNMA REMIC Trust, Series 2018-166 BA	3.50%	11/20/2047	1,656,469
3,846,217	GNMA REMIC Trust, Series 2017-167 SE (1 Month LIBOR USD + 6.20%)~	6.04%	11/20/2047	791,501
925,498	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	1,007,306
3,072,982	GNMA REMIC Trust, Series 2014-135 I0#~	0.71%	01/16/2056	103,341
2,955,710	GNMA REMIC Trust, Series 2015-172 I0#~	0.78%	03/16/2057	125,978
4,808,730	GNMA REMIC Trust, Series 2016-40 I0#~	0.69%	07/16/2057	202,063
3,843,049	GNMA REMIC Trust, Series 2016-56 I0#~	0.87%	11/16/2057	207,703
5,159,527	GNMA REMIC Trust, Series 2016-98 I0#~	0.90%	05/16/2058	301,559
745,000	GS Mortgage Securities Corp. Trust, Series 2017-500K (1 Month LIBOR USD + 0.70%)^	0.85%	07/15/2032	743,923
765,000	JPMCC, Series 2019-M A (1 Month LIBOR USD + 0.96%)^	1.11%	07/15/2036	746,929
813,650	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	2.18%	03/16/2037	813,637
2,000,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	0.85%	11/15/2034	1,996,171
634,209	SBA, Pool# 522053 (PRIME + 0.58%)	3.83%	05/25/2026	653,427
1,122,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,126,560
Total Mortgage Backed Securities (Cost $263,097,500)				273,566,205

Asset Backed Securities - 4.0%
1,982,125	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	2,145,774
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,306,969
1,231,622	American Homes 4 Rent Trust, Series 2014-SFR3 A^	3.68%	12/18/2036	1,331,498
328,879	American Homes 4 Rent Trust, Series 2015-SFR1 A^	3.47%	04/18/2052	352,261
225,057	American Homes 4 Rent Trust, Series 2015-SFR2 A^	3.73%	10/18/2052	245,706
250,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	276,672
1,112,573	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	1,121,221
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	1.60%	12/19/2036	603,174
1,500,000	Oportun Funding IX LLC, Series 2018-B A^	3.91%	07/08/2024	1,526,474
875,000	Theorem Funding Trust, Series 2020-1^	2.48%	10/15/2026	879,537
525,012	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	517,809
Total Asset Backed Securities (Cost $10,756,228)				11,307,095

Corporate Bonds & Notes - 1.6%
1,250,000	Darden Restaurants, Inc.	3.85%	05/01/2027	1,324,720
800,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	698,888
460,000	Land O'Lakes, Inc.^	7.25%	07/14/2027	428,626
500,000	Marriott International, Inc.	5.75%	05/01/2025	558,791
1,000,000	Marriott International, Inc.	4.65%	12/01/2028	1,067,860
521,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	513,012
Total Corporate Bonds & Notes (Cost $4,681,381)				4,591,897

U.S. Treasury Notes - 5.3%
15,000,000	United States Treasury Note	0.38%	03/31/2022	15,056,543
Total U.S. Treasury Notes (Cost $15,044,104)				15,056,543

Shares
Preferred Stocks - 0.6%
32,768	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			780,861
35,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			732,200
Total Preferred Stocks (Cost $1,664,864)				1,513,061

Short-Term Investments - 3.2%
Money Market Funds - 3.2%
9,125,815	First American Government Obligations Fund - Class Z, 0.05%*			9,125,815
Total Short-Term Investments (Cost $9,125,815)				9,125,815
Total Investments - 111.7% (Cost $304,369,892)				315,160,616
Liabilities in Excess of Other Assets - (11.7)%				(33,068,681)
NET ASSETS - 100.0%				$282,091,935

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and money market funds, with a total market value of $10,638,876, were categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, Corporate Bonds & Notes, and U.S. Treasury Notes, with a total market value of $304,521,740, were categorized as Level 2. The
Fund's investments in futures contracts, with total unrealized depreciation of $66,783, were valued using Level 1 inputs.

Futures Contracts - Short
The Brown Advisory Mortgage Securities Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	(150)	12/31/2020	$(18,884,066)	$(18,904,688)	$(20,622)
U.S. Treasury 10-Year Ultra Note Futures	(60)	12/21/2020	(9,549,152)	(9,595,313)	(46,161)
			$(28,433,218)	$(28,500,001)	$(66,783)

There is no variation margin due to or from the Fund as of the date of this report.